EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income from continuing operations	$ 3,530	$ 5,882	$ 27,058
Net (loss) income from discontinued operations	(7,433)	(59,311)	5,594
Net (loss) income	$ (3,903)	$ (53,429)	$ 32,652
Weighted average number of shares outstanding - basic	25,620	24,432	24,426
Impact of restricted stock units	176	133	152
Weighted average number of shares outstanding - diluted	25,796	24,565	24,578